Commitment and Contingencies (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Sep. 19, 2022 item
Loss Contingencies [Line Items]
Number of plaintiffs | item		13
Maximum reimbursement based on the current stage of project development	$ 17,800
Collaborative Arrangements, Maximum Reimbursement Based on Current Stage of Project Development	17,800
Development Cost Reimbursement Agreement
Loss Contingencies [Line Items]
Maximum reimbursement based on the current stage of project development	17,834
Collaborative Arrangements, Maximum Reimbursement Based on Current Stage of Project Development	17,834
Collaborative arrangements, restricted cash, letter of credit, deposit in demand amount	26,532
Collaborative arrangements, restricted cash, letter of credit, collateral amount	$ 26,000
Collaborative arrangements, comparing target price | $ / shares	$ 58.00
UAMPS Member | Development Cost Reimbursement Agreement
Loss Contingencies [Line Items]
Maximum reimbursement based on the current stage of project development	$ 81,000
Collaborative Arrangements, Maximum Reimbursement Based on Current Stage of Project Development	$ 81,000